Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Line Items]
Interest and dividend income	$ 9,857	$ 9,105	$ 9,082	$ 9,184	$ 9,034	$ 9,071	$ 9,336	$ 9,338	$ 9,443	$ 36,421	$ 37,188	$ 38,656
Interest expense	1,709	1,785	1,827	1,845	1,926	2,074	2,178	2,196	2,241	7,399	8,689	9,744
Net interest and dividend income	8,148	7,320	7,255	7,339	7,108	6,997	7,158	7,142	7,202	29,022	28,499	28,912
PROVISION FOR LOAN LOSSES	414	444	1,032	1,074	155	368	574	167	242	2,705	1,351	2,182
Noninterest income	3,180	3,799	3,919	3,587	3,338	2,491	2,874	2,731	2,364	14,643	10,458	10,274
Noninterest expense	8,031	7,973	7,267	6,954	7,323	7,085	6,754	6,854	6,435	29,517	27,126	25,513
Income before provision for income taxes	2,883	2,702	2,875	2,898	2,968	2,035	2,704	2,852	2,889	11,443	10,480	11,491
Income tax expense	831	1,067	845	886	886	404	691	852	864	3,684	2,811	3,544
Net income	2,052	1,635	2,030	2,012	2,082	1,631	2,013	2,000	2,025	7,759	7,669	7,947
NET INCOME AVAILABLE TO COMMON STOCKHOLDERS	$ 1,911	$ 1,585	$ 1,914	$ 1,762	$ 1,832	$ 1,389	$ 1,800	$ 1,871	$ 1,896	$ 7,093	$ 6,956	$ 7,431
Basic earnings per common share	$ 0.27	$ 0.27	$ 0.32	$ 0.30	$ 0.31	$ 0.24	$ 0.31	$ 0.32	$ 0.33	$ 1.20	$ 1.20	$ 1.29
Earnings per common share, assuming dilution	$ 0.27	$ 0.27	$ 0.32	$ 0.30	$ 0.31	$ 0.24	$ 0.31	$ 0.32	$ 0.33	$ 1.20	$ 1.20	$ 1.29